Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments
Summarized the Company's derivatives

The following table summarized the Company’s derivatives as of and for the three and nine months ended September 30, 2016.

		As of September 30, 2016
			Asset	Liability
		Notional	Derivatives	Derivatives
(In Thousands)	Primary Underlying Risk	Amount	Fair Value	Fair Value
Credit Default Swaps	Credit Risk	$15,000	$363	$—
Interest Rate Swaps	Interest rate risk	210,450	—	(3,415)
Total		$225,450	$363	$(3,415)

	Three Months Ended September 30, 2016		Nine Months Ended September 30, 2016
		Net Change in		Net Change in
	Net Realized	Unrealized	Net Realized	Unrealized
(In Thousands)	Gain (Loss)	Gain (Loss)	Gain (Loss)	Gain (Loss)
Credit Default Swaps	$—	$(195)	$—	$(360)
Interest Rate Swaps	(347)	1,004	(1,476)	(1,868)
Total	$(347)	$809	$(1,476)	$(2,228)

As of December 31, 2015 there was one open credit default swap contract and nine open interest rate swap contracts with counterparties.

The following table summarized the Company’s derivatives as of December 31, 2015 and for the three and nine months ended September 30, 2015.

		As of December 31, 2015
			Asset	Liability
		Notional	Derivatives	Derivatives
(In Thousands)	Primary Underlying Risk	Amount	Fair Value	Fair Value
Credit Default Swaps	Credit Risk	$15,000	$723	$–
Interest Rate Swaps	Interest rate risk	273,800	–	(1,499)
Total		$288,800	$723	$(1,499)

	Three Months Ended September 30, 2015		Nine Months Ended September 30, 2015
		Net Change in		Net Change in
	Net Realized	Unrealized	Net Realized	Unrealized
(In Thousands)	Gain (Loss)	Gain (Loss)	Gain (Loss)	Gain (Loss)
Credit Default Swaps	$—	$479	$—	$387
Interest Rate Swaps	(1,003)	(3,353)	(2,510)	(3,921)
Total	$(1,003)	$(2,874)	$(2,510)	$(3,534)